(Columbia Value and Restructuring Fund)

COLUMBIA FUNDS SERIES TRUST I

Columbia Value and Restructuring Fund
(the "Fund")

Supplement dated February 2, 2012 to the Prospectuses
dated August 1, 2011, as supplemented

Effective February 2, 2012, the fourth paragraph under the section of each prospectus for the Fund entitled "Principal Investment Strategies" is modified by adding the following factors:

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

(Columbia Value and Restructuring Fund)

COLUMBIA FUNDS SERIES TRUST I

Columbia Value and Restructuring Fund
(the "Fund")

Supplement dated February 2, 2012 to the Prospectuses
dated August 1, 2011, as supplemented

Effective February 2, 2012, the fourth paragraph under the section of each prospectus for the Fund entitled "Principal Investment Strategies" is modified by adding the following factors:

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 2, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 2, 2012
Prospectus Date	rr_ProspectusDate	Feb 2, 2012
(Columbia Value and Restructuring Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock
COLUMBIA FUNDS SERIES TRUST I

Columbia Value and Restructuring Fund
(the "Fund")

Supplement dated February 2, 2012 to the Prospectuses
dated August 1, 2011, as supplemented

Effective February 2, 2012, the fourth paragraph under the section of each prospectus for the Fund entitled "Principal Investment Strategies" is modified by adding the following factors:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.